Warrants Liability (Details) - Warranty contingent liability [member]									1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 20, 2026 USD ($)	Jun. 25, 2025 shares	Jun. 24, 2025 USD ($) $ / shares shares	Jun. 24, 2025 CAD ($) shares	Mar. 28, 2025 USD ($)	Mar. 06, 2025 USD ($)	Jan. 20, 2025 USD ($)	Dec. 13, 2024 USD ($)	Jul. 31, 2025 shares	Mar. 31, 2026 USD ($)	Sep. 30, 2025 shares	Dec. 31, 2025 USD ($)
Warrants Liability (Details) [Line Items]
Gain on change in fair value
December Twenty Twenty Four Warrants [Member]
Warrants Liability (Details) [Line Items]
Warrants liability								$ 245,147		311,128
Fair value of the warrants
Gain on change in fair value
Total warrants outstanding were exercised (in Shares) | shares		80,000
Class B subordinate voting shares (in Shares) | shares											66,315
January twentieth, twenty twenty five [Member]
Warrants Liability (Details) [Line Items]
Warrants liability							$ 405,656
Fair value of the warrants
Gain on change in fair value												623,445
Total warrants outstanding were exercised (in Shares) | shares		152,577
Class B subordinate voting shares (in Shares) | shares		133,002
March sixth, two thousand twenty five [Member]
Warrants Liability (Details) [Line Items]
Warrants liability						$ 38,702
Fair value of the warrants
Gain on change in fair value												31,110
Total warrants outstanding were exercised (in Shares) | shares		10,309
Class B subordinate voting shares (in Shares) | shares		8,986
August 2020 Warrants [Member]
Warrants Liability (Details) [Line Items]
Warrants liability					$ 1,218,875
Fair value of the warrants
Gain on change in fair value
Total warrants outstanding were exercised (in Shares) | shares			8,500	8,500					175,420
Class B subordinate voting shares (in Shares) | shares									137,927
Weighted average exercise price, Outstanding (in Dollars) (in Dollars per share) | $ / shares			$ 7
Total gross proceeds			$ 43,257	$ 59,500
March Twenty Two Thousand Twenty Six Member
Warrants Liability (Details) [Line Items]
Warrants liability	$ 2,279,221
Fair value of the warrants										5,318,307
Gain on change in fair value										3,039,086
warrant liability outstanding										$ 5,318,307